Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total equity [Member]	Common shares (no par value) [Member]	Additional paid-in capital [Member]		Retained earnings [Member]		Common shares in treasury, at cost [Member]	Unrealized net gains (losses) on financial assets available for sale, net of applicable tax and other [Member] [1]	Unrealized net gains (losses) on financial assets at FVOCI, net of tax and other [1]	Unrealized net gains (losses) Attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax [1]	Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member] [1]	Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member] [1]	Foreign currency translation, net of tax [Member] [1]	Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]		Total shareholders equity [Member]	Additional equity components [Member] [3]	Noncontrolling interests [Member]
Balance (IAS 39) as of December 31, 2017		€ 68,099	€ 5,291	€ 39,918		€ 17,454		€ (9)	€ 689	€ 0	€ 0	€ 18	€ 0	€ (227)	€ 40	€ 520	[2]	€ 63,174	€ 4,675	€ 250
IFRS 9 Introduction Impact		(672)	0	(2)		(301)		0	(689)	394	(16)	0	0	(45)	(12)	(368)	[2]	(671)	0	(1)
Equity, Balance at Dec. 31, 2017		67,427	5,291	39,916		17,153		(9)	0	394	(16)	18	0	(272)	28	152	[2]	62,503	4,675	249
Total comprehensive income (loss), net of tax	[2]	721	0	0		481		0	0	(338)	151	(2)	0	364	(12)	163		644	0	77
Gains (losses) attributable to Equity instruments designated at FVTOCI, net of tax		0	0	0		0		0	0	0	0	0	0	0	0	0	[2]	0	0	0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		0	0	0		0		0	0	0	0	0	0	0	0	0	[2]	0	0	0
Common shares issued		0	0	0		0		0	0	0	0	0	0	0	0	0	[2]	0	0	0
Cash dividends paid		(227)	0	0		(227)		0	0	0	0	0	0	0	0	0	[2]	(227)	0	0
Coupon on additional equity components, net of tax		(292)	0	0		(292)		0	0	0	0	0	0	0	0	0	[2]	(292)	0	0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(139)	0	0		(129)		0	0	0	0	0	0	0	0	0	[2]	(129)	0	(9)
Net change in share awards in the reporting period		72	0	52		0		0	0	0	0	0	0	0	0	0	[2]	52	0	20
Treasury shares distributed under share-based compensation plans		101	0	0		0		101	0	0	0	0	0	0	0	0	[2]	101	0	0
Tax benefits related to share-based compensation plans		(5)	0	(5)		0		0	0	0	0	0	0	0	0	0	[2]	(5)	0	1
Option premiums and other effects from options on common shares		0	0	0		0		0	0	0	0	0	0	0	0	0	[2]	0	0	0
Purchases of treasury shares		(3,006)	0	0		0		(3,006)	0	0	0	0	0	0	0	0	[2]	(3,006)	0	0
Sale of treasury shares		2,839	0	0		0		2,839	0	0	0	0	0	0	0	0	[2]	2,839	0	0
Net gains (losses) on treasury shares sold		3	0	3		0		0	0	0	0	0	0	0	0	0	[2]	3	0	0
Other		1,368	0	175	[4]	0		0	0	0	0	0	0	0	0	0	[2]	175	0	1,192	[4]
Equity, Balance at Jun. 30, 2018		68,861	5,291	40,141		16,985		(75)	0	56	135	16	0	92	16	315	[2]	62,656	4,675	1,529
Equity, Balance at Dec. 31, 2018		68,737	5,291	40,252		16,714		(15)	0	(34)	28	17	0	228	15	253	[2]	62,495	4,675	1,568
Total comprehensive income (loss), net of tax	[2]	(2,681)	0	0		(3,012)		0	0	313	(8)	6	0	(24)	(18)	269		(2,744)	0	63
Gains (losses) attributable to Equity instruments designated at FVTOCI, net of tax		0	0	0		0		0	0	0	0	0	0	0	0	0	[2]	0	0	0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		0	0	0		0		0	0	0	0	0	0	0	0	0	[2]	0	0	0
Common shares issued		0	0	0		0		0	0	0	0	0	0	0	0	0	[2]	0	0	0
Cash dividends paid		(283)	0	0		(227)		0	0	0	0	0	0	0	0	0	[2]	(227)	0	(56)
Coupon on additional equity components, net of tax		(330)	0	0		(330)	[5]	0	0	0	0	0	0	0	0	0	[2]	(330)	0	0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(389)	0	0		(385)		0	0	0	0	0	0	0	0	0	[2]	(385)	0	(4)
Net change in share awards in the reporting period		(25)	0	(23)		0		0	0	0	0	0	0	0	0	0	[2]	(23)	0	(1)
Treasury shares distributed under share-based compensation plans		121	0	0		0		121	0	0	0	0	0	0	0	0	[2]	121	0	0
Tax benefits related to share-based compensation plans		0	0	0		0		0	0	0	0	0	0	0	0	0	[2]	0	0	0
Option premiums and other effects from options on common shares		0	0	0		0		0	0	0	0	0	0	0	0	0	[2]	0	0	0
Purchases of treasury shares		(934)	0	0		0		(934)	0	0	0	0	0	0	0	0	[2]	(934)	0	0
Sale of treasury shares		816	0	0		0		816	0	0	0	0	0	0	0	0	[2]	816	0	0
Net gains (losses) on treasury shares sold		2	0	2		0		0	0	0	0	0	0	0	0	0	[2]	2	0	0
Other		(53)	0	88		(136)	[6]	0	0	0	0	0	0	0	0	0	[2]	(48)	0	(5)
Equity, Balance at Jun. 30, 2019		€ 64,982	€ 5,291	€ 40,318		€ 12,624		€ (12)	€ 0	€ 279	€ 19	€ 23	€ 0	€ 204	€ (4)	€ 521	[2]	€ 58,742	€ 4,675	€ 1,565

[1]	Excluding unrealized net gains (losses) from equity method investments.
[2]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax.
[3]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS.
[4]	Includes impact from initial public offering DWS Group GmbH & Co. KGaA.
[5]	In 2019 tax impact is recognized in net income (loss) directly.
[6]	IFRS 16 introduction impact